Convertible debentures (Schedule of detailed information about underlying assumptions) (Details) - Derivative liabilities [Member] - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Convertible Debentures [Line Items]
Share price	$ 0.03	$ 0.05
Expected dividend yield	0.00%	0.00%
CDN to USD exchange rate (as applicable)	$ 0.7299	$ 0.8041
Minimum [Member]
Convertible Debentures [Line Items]
Exercise price	$ 0.02	$ 0.03
Volatility factor (based on historical volatility)	140.00%	32.00%
Risk free interest rate	3.09%	0.17%
Expected life of conversion features (in months)	0 months	0 months
Call value	$ 0	$ 0.01
Maximum [Member]
Convertible Debentures [Line Items]
Exercise price	$ 0.07	$ 0.07
Volatility factor (based on historical volatility)	232.00%	133.00%
Risk free interest rate	4.28%	0.55%
Expected life of conversion features (in months)	11 months	10 months
Call value	$ 0.02	$ 0.04